                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

             or fiscal year ending:   12/  31/  98     (b)
                                     --------------------

Is this a transition report? (Y/N)       N
                                    --------------

Is this an amendment to a previous filing? (Y/N)       Y
                                                  ----------

Those items or sub-items with a box " " after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:         PFL Wright Variable Annuity Account

     B.   File Number: 811-        7688

     C.   Telephone Number:        319-297-8121

2.   A.   Street: 4333 Edgewood Road N.E.

     B.   City: Cedar Rapids   C. State: IA   D. Zip Code: 52499  Zip Ext: 0001


     E.   Foreign Country:                        Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)      N
                                                               -----------------


4.   Is this the last filing on this form by Registrant? (Y/N)      Y
                                                              ------------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)   N
                                                                    ------------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)      Y
                                                       -------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)___________
     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period?________________

                                                         If filing more than one
                                                           Page 48, "X" box: [_]
For period ending     12/31/98
                  ------------

File number 811-      7688
                --------------


113. A.   [_]  Trustee Name:____________________________________________________

     B.   [_]  City:___________ State:________ Zip Code: ________ Zip Ext.:_____

          [_]  Foreign Country:______________ Foreign Postal Code:______________

113. A.   [_]  Trustee Name:____________________________________________________

     B.   [_]  City:___________ State:________ Zip Code:_________ Zip Ext.:_____

          [_]  Foreign Country:______________ Foreign Postal Code:______________


114. A.   [_]  Principal Underwriter Name:      AFSG Securities Corporation
                                          --------------------------------------

     B.   [_]  File Number 8-    36562
                              ----------

     C.   [_]  City:  Cedar Rapids  State: IA   Zip Code: 52499  Zip Ext.: 0001
                    ---------------       -----          -------          ------

          [_]  Foreign Country:______________ Foreign Postal Code:______________


114. A.   [_]  Principal Underwriter Name:______________________________________

     B.   [_]  File Number 8-  __________

     C.   [_]  City:___________ State:________ Zip Code:_________ Zip Ext.:_____

          [_]  Foreign Country:______________ Foreign Postal Code:______________


115. A.   [_]  Independent Public Accountant Name:______________________________

     B.   [_]  City:___________ State:________ Zip Code:_________ Zip Ext.:_____

          [_]  Foreign Country:______________ Foreign Postal Code:______________


115. A.   [_]  Independent Public Accountant Name:______________________________

     B.   [_]  City:___________ State:________ Zip Code:_________ Zip Ext.:_____

          [_]  Foreign Country:______________ Foreign Postal Code:______________

                                       50
                                                         If filing more than one
                                                           Page 50, "X" box: [_]
For period ending      12/31/98
                  ---------------

File number 811-       7688
                -----------------

123. [_]  State the total value of the additional units considered in answering item 122 ($000's) omitted. ___________________________  $________

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)___________________ $_________

125. [_] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)__________ $_____


126. [_] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)_________________________________________________ $__________

127. [_] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):_________________ $________

                                                                 Number of     Total Assets        Total Income
                                                                   Series        ($000's           Distributions
                                                                 Investing      omitted)          ($000's omitted)
                                                                 ---------      --------          ----------------
A.   U.S. Treasury direct issue                                  ________      $____________        $____________

B.   U.S. Government agency                                      ________      $____________        $____________

C.   State and municipal tax-free                                ________      $____________        $____________

D.   Public utility debt                                         ________      $____________        $____________

E.   Brokers or dealers debt or
     debt of brokers' or dealers' parent                         ________      $____________        $____________

F.   All other corporate intermed. & long-term debt              ________      $____________        $____________

G.   All other corporate short-term debt                         ________      $____________        $____________

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                            ________      $____________        $____________

I.   Investment company equity securities                        ________      $____________        $____________

J.   All other equity securities                                      1        $ 0                  $ 124
                                                                 --------      -------------        -------------
K.   Other securities                                            ________      $____________        $____________

L.   Total assets of all series of registrant                    ________      $____________        $____________

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending    12/31/98
                     --------

File number 811-         7688
                     --------



128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)_________________________________________________________
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_________________________________________________
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)________________________________________
                                                                             Y/N

131. [_]  Total expenses incurred by all series of Registrant during the current
          reporting period ($000's omitted)                                 $ 34
                                           -------------------------------------


132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

          811-          811-          811-          811-          811-

FORM N-SAR  - PFL WRIGHT VARIABLE ANNUITY ACCOUNT,
A SEPARATE ACCOUNT OF PFL LIFE INSURANCE COMPANY
FILE NO. 811- 7688



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 16th of February, 1999.



                                      PFL LIFE INSURANCE COMPANY

                                      By: /s/ Ronald L. Ziegler
                                         ---------------------------------
                                          Ronald L. Ziegler
                                          Vice President and Actuary


Witness:


/s/ Frank A. Camp
---------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
PFL Life Insurance Company